United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: 11/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2012
Share Class	Ticker
A	FTIIX
B	FTBBX
C	FTIBX

Federated International Bond Fund
Fund Established 1991

A Portfolio of Federated International Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2011 through November 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2012, was 4.29% for Class A Shares, 3.44% for Class B Shares and 3.49% for Class C Shares. The total return of the JPMorgan Global (ex-U.S.) Government Index (JPMGXUS),1 the Fund's broad-based securities market index, was 3.23% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the JPMGXUS.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the JPMGXUS were: (1) the allocation of the portfolio among similar securities denominated in different currencies;2 (2) the selection of securities within the Euro bond market (country selection) (3) security selection; and (4) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities).3 Currency, country and security selection made a positive contribution to performance relative to the JPMGXUS, while yield curve positioning contributed negatively.
The following discussion will focus on the performance of the Fund's Class A Shares.
MARKET OVERVIEW
During the 12-month reporting period, the international bond markets experienced significant volatility, driven primarily by the ongoing European sovereign debt crisis, election results in the United State, Greece, France and a number of other countries, as well as rising geopolitical risk in many parts of the globe. These events contributed to a volatile investment climate riddled with risk on/off episodes. The final few months of the reporting period were dictated by European Union summits, European Central Bank (ECB) decisions, elections, bank stress tests and other budgetary and political concerns. The uncertainty behind these events incited higher volatility, but most were concluded favorably and, ultimately, proved market-friendly. The ECB introduced the Outright Monetary Transactions program (OMT) which, if finalized, will allow the ECB to buy unlimited short-dated government bonds in the secondary markets. OMT came with its own set of conditions, which participating countries must ultimately agree upon in advance. Additionally, the European Stability Mechanism (ESM) received a favorable ruling from the German constitutional court, which was viewed as a major step in its implementation. In Spain, the market was focused on the 2013 budget reforms and the outcomes of banking system stress tests. Both proceedings came in line with expectations. In general, European markets reacted positively with
Annual Shareholder Report

significant outperformance in most peripheral bond markets. For example, in local currency terms, the Italian, French and Irish government bond indexes returned 26.7%, 11.7% and 38.0%, respectively during the reporting period.
The United Kingdom was a tale of two economic narratives. On one hand, the UK economy had slumped back into recession this year, experiencing its first double-dip recession since the 1970s. Conversely, Britain's liquid markets and “ AAA” status made it an attractive safe haven investment retreat for many global investors.
During the 12-month reporting period, Scandinavian countries, namely Sweden and Norway, continued to exhibit remarkable economic robustness, despite all the headwinds from the European debt crisis. Commanding the biggest surplus of any “AAA”-rated nation, Norway emerged as the crowning Nordic jewel. As one of the world's largest oil exporters, the Norwegian economy was buttressed by a $625 billion sovereign wealth fund, which continued to reap the rewards of escalating oil prices. Similarly, Sweden, too, proved resilient to the deepening debt crisis in Europe and was one of the best performing developed economies as of the end of the reporting period. However, no single country was entirely fortressed from global economic events and by the end of the third quarter of 2012, Purchasing Managers Indexes in both Sweden and Norway began to exhibit the drag stemming from the European fiscal crisis.
Fundamentally-sound dollar-bloc bond markets (Canada, Australia and New Zealand) performed very well over the reporting period. While the environment for risk assets was challenging with slower global growth and the continuing European debt crises, investors did not shy away from these commodity-sensitive markets. Higher yields, better relative fundamentals and the promise of more stimulus policies from most global central banks were all supportive to the dollar-bloc markets.
During the 12-month reporting period, in Japan, large public infrastructure programs helped to kick-start the Japanese economy at the turn of 2012. However, as the year progressed, the escalating debt crisis in Europe and moderating Chinese growth impeded the momentum that Japan had enjoyed earlier in the year. Bank of Japan (BOJ) decided on further monetary easing again in the third quarter of 2012 by increasing its asset purchase program by about $78 billion and removing the minimum bid rate (0.1%) for the outright purchases of government bonds. Market reaction was fairly muted as yields were already near record lows, and other central banks (the U.S. Federal Reserve and the ECB) had their own aggressive monetary easing programs already in place. The Japanese yen was the worst performing currency within the JPMGXUS relative to the U.S. dollar.
Annual Shareholder Report

CURRENCY
During the 12-month reporting period the Fund's manager actively changed the currency exposure in the Fund. However, as compared to the JPMGXUS, the Fund generally had an underweight currency exposure to the euro and Japanese yen. This underweight exposure was mostly versus an overweight exposure in other European and non-European currencies in the JPMGXUS. The Fund had an overweight exposure to the Canadian and Australian dollars and a small out-of-benchmark (JPMGXUS) allocation to the Hong Kong and Singapore dollars. The euro and yen were the worst performing currencies within the JPMGXUS relative to the dollar, while all of the overweight currencies positions had positive performance. During the 12-month reporting period, the Fund invested in currency forward and currency option contracts for hedging and investment purposes. Overall, currency exposure contributed positively to Fund performance.
cOUNTRY SELECTION
At different times during the reporting period, the Fund had an overweight exposure, as compared to the JPMGXUS, to some peripheral European government bond markets (Italy and Spain). The European bond market experienced significant volatility driven by many factors, with bond prices moving in a very wide range. For example, a 10 year Italian government bond traded between 85 and 105 euro cents during the year. The Fund's actively managed exposure to these peripheral markets tended to be overweight when bond prices moved up, and neutral to underweight when bond prices dropped. Thus, country selection contributed positively to Fund performance.
Annual Shareholder Report

security selection
During the 12-month reporting period, security selection was a positive contributor to performance relative to the JPMGXUS. On the government bonds side, bonds selected in Sweden, UK, Italy, and Norway outperformed government bonds within the JPMGXUS. The Fund also had an allocation to high quality corporate bonds which also outperformed government bonds with similar maturities. For example, the Fund had exposure to RWE, Vodafone and GE corporate bonds.
yield curve
During the 12-month reporting period, the Fund's assets tended to be deployed in shorter dated maturities (3 to 7 years). The strategy did not work very well as most yield curves tended to flatten with longer dated bonds outperforming shorter maturity bonds.
1	The JPMGXUS is the standard unmanaged foreign securities index representing major government bond markets. The index is unmanaged, and it is not possible to invest directly in an index.
2	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated International Bond Fund (the “Fund”) from November 30, 2002 to November 30, 2012, compared to the JPMorgan Global (ex-U.S.) Government Index (JPMGXUS).2
Average Annual Total Returns for the Period Ended 11/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-0.41%	3.85%	5.93%
Class B Shares	-2.05%	3.69%	5.79%
Class C Shares	2.49%	4.05%	5.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment – class a shares
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 Investment – class b shares
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment – class c shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charge: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date.
2	The JPMGXUS is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. The JPMGXUS is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2012, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2]	Currency Exposure as a Percentage of Total Net Assets[3]
Japan	23.1%	40.5%
France	9.8%	—
Italy	8.9%	—
United Kingdom	6.6%	11.2%
Germany	6.4%	—
Netherlands	5.7%	—
Spain	4.6%	—
United States	4.0%	—
Canada	3.8%	3.7%
Supranational[4]	3.7%	—
Norway	3.4%	0.8%
Sweden	3.1%	1.0%
Belgium	2.8%	—
Ireland	2.3%	—
Denmark	1.9%	3.9%
Australia	1.6%	1.5%
Hong Kong	1.5%	1.5%
Singapore	1.5%	1.4%
Euro	—	29.2%
SUB-TOTAL	94.7%	94.7%
Other Securities[5]	1.9%	1.9%
Cash Equivalents[6]	0.3%	0.3%
Derivative Contracts[7]	(0.5%)	(0.5%)
Other Assets and Liabilities—Net[8]	3.6%	3.6%
TOTAL	100.0%	100.0%
Annual Shareholder Report

1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this Report includes any currency options sold by the Fund and currency forward contracts).
4	Supranational consists of European Investment Banks.
5	Other Securities includes an Investment Fund and affiliated holding.
6	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
7	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
8	Assets, other than investments in securities, currency derivative contracts and foreign exchange contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2012
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—94.7%
	AUSTRALIAN DOLLAR—1.6%
	State/Provincial—1.6%
1,125,000	Queensland Treasury Corp., 4.00%, 6/21/2019	$1,175,306
	BRITISH POUND—11.5%
	Finance - Automotive—2.3%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,746,587
	Retailers—1.1%
400,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	832,872
	Sovereign—4.9%
2,050,000	United Kingdom, Government of, Bond, 1.75%, 9/7/2022	3,278,897
180,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	323,109
	TOTAL	3,602,006
	Telecommunications & Cellular—1.7%
650,000	Vodafone Group PLC, Sr. Unsecd. Note, (Series EMTN), 5.625%, 12/4/2025	1,302,791
	Utilities—1.5%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,107,028
	TOTAL BRITISH POUND	8,591,284
	CANADIAN DOLLAR—3.8%
	Sovereign—3.8%
700,000	Canada, Government of, Bond, 4.00%, 6/1/2017	788,614
1,630,000	Canada, Government of, Bond, 3.25%, 6/1/2021	1,857,283
200,000	Canada, Government of, Bond, 4.00%, 6/1/2016	220,635
	TOTAL CANADIAN DOLLAR	2,866,532
	DANISH KRONE—1.9%
	Mortgage Banks—0.4%
1,775,562	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	334,758
	Sovereign—1.5%
5,700,000	Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	1,089,014
	TOTAL DANISH KRONE	1,423,772
	EURO—31.5%
	Insurance—1.3%
650,000	MetLife Global Funding I, (Series EMTN), 4.625%, 5/16/2017	965,088
Annual Shareholder Report

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—30.2%
890,000	Belgium, Government of, 2.75% 3/28/2016	$1,245,335
550,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	825,812
1,238,000	Bonos Y Oblig Del Estado, 3.25%, 4/30/2016	1,585,466
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,839,260
450,000	Bundesrepublic Deutschland, 2.25%, 9/4/2021	637,038
300,000	Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016	431,364
850,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,142,604
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,188,096
1,735,000	Buoni Poliennali Del Tes, Sr. Unsecd. Note, 5.00%, 3/1/2025	2,327,019
724,000	France, Government of, 4.25%, 10/25/2023	1,130,005
790,000	France, Government of, Bond, 3.50%, 4/25/2026	1,149,692
1,025,000	France, Government of, Bond, 4.50%, 4/25/2041	1,687,890
686,000	French Treasury Note, 2.00%, 7/12/2015	933,265
900,000	Germany, Government of, 3.75%, 1/4/2015	1,261,962
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,040,325
610,000	Netherlands, Government of, Bond, 3.25%, 7/15/2015	856,797
1,706,000	Netherlands, Government of, Unsecd. Deb., 1.25%, 1/15/2018	2,278,875
	TOTAL	22,560,805
	TOTAL EURO	23,525,893
	HONG KONG DOLLAR—1.5%
	Sovereign—1.5%
8,500,000	Hong Kong T-Bills, 5/15/2013	1,096,139
	JAPANESE YEN—35.0%
	Agency—3.2%
200,000,000	Caisse d'Amortissement de la Dette Sociale (CADES), Series EMTN, 0.64443%, 3/12/2014	2,424,918
	Banking—7.0%
50,000,000	Asian Development Bank, 2.35%, 6/21/2027	696,396
180,000,000	KFW, 2.05%, 2/16/2026	2,437,137
160,000,000	Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	2,091,490
	TOTAL	5,225,023
	Finance—1.7%
97,000,000	General Electric Capital Corp., (Series MTN), 2.00%, 2/22/2017	1,238,635
	Sovereign—23.1%
222,000,000	Japan - 284 (10 Year Issue), 1.70%, 12/20/2016	2,863,239
Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		JAPANESE YEN—continued
		Sovereign—continued
177,000,000		Japan, Government of, 0.30%, 12/20/2016	$2,161,740
314,000,000		Japan, Government of, 1.30%, 3/20/2021	4,051,483
265,000,000		Japan, Government of, 1.90%, 12/20/2023	3,581,105
70,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 3/20/2019	903,846
290,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	3,776,322
		TOTAL	17,337,735
		TOTAL JAPANESE YEN	26,226,311
		NORWEGIAN KRONE—3.4%
		Sovereign—3.4%
12,800,000		Norway, Government of, Bond, 4.25%, 5/19/2017	2,522,963
		SINGAPORE DOLLAR—1.4%
		Sovereign—1.4%
1,170,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	1,059,535
		SWEDISH KRONA—3.1%
		Sovereign—3.1%
14,200,000		Sweden, Government of, 4.50%, 8/12/2015	2,344,428
		TOTAL BONDS (IDENTIFIED COST $70,856,017)	70,832,163
		PURCHASED CALL OPTION—0.0%
3,300,000		JPM JPY CALL/USD PUT, Strike Price $82.36, Expiration Date 12/5/2012 (IDENTIFIED COST $23,727)	11,494
		INVESTMENT FUND—0.2%
1,997	[1]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $199,662)	199,254
		MUTUAL FUNDS—2.0%[2]
200,658	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%	200,658
129,328		Federated Project and Trade Finance Core Fund	1,268,709
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,491,671)	1,469,367
		TOTAL INVESTMENTS—96.9% (IDENTIFIED COST $72,571,077)[4]	72,512,278
		OTHER ASSETS AND LIABILITIES - NET—3.1%[5]	2,287,960
		TOTAL NET ASSETS—100%	$74,800,238
Annual Shareholder Report

At November 30, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/17/2012	13,824,065 Norwegian Krone	16,320,000 Swedish Krona	$27,649
12/17/2012	16,320,000 Swedish Krona	13,902,969 Norwegian Krone	$50,260
12/19/2012	1,250,000 Euro	$1,629,828	$(3,801)
12/28/2012	392,475,631 Japanese Yen	3,920,064 Euro	$(299,182)
1/25/2013	1,470,044 Euro	11,029,136 Norwegian Krone	$8,142
2/28/2013	9,192,250 Danish Krona	10,721,620 Swedish Krona	$22,238
Contracts Sold:
12/17/2012	13,902,969 Norwegian Krone	16,320,000 Swedish Krona	$(51,468)
12/17/2012	16,320,000 Swedish Krona	13,824,065 Norwegian Krone	$(40,362)
12/28/2012	3,920,064 Euro	392,475,631 Japanese Yen	$(37,901)
1/25/2013	11,029,136 Norwegian Krone	1,470,044 Euro	$(38,038)
2/28/2013	10,721,620 Swedish Krona	9,192,250 Danish Krona	$(24,475)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(386,938)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
2	Affiliated holdings.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $72,978,245.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$70,832,163	$—	$70,832,163
Purchased Call Option	11,494	—	—	11,494
Investment Fund	—	—	199,254[1]	199,254
Mutual Funds	200,658	1,268,709	—	1,469,367
TOTAL SECURITIES	$212,152	$72,100,872	$199,254	$72,512,278
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(386,938)	$—	$(386,938)
1	Includes $1,079,061 of a security transferred from Level 1 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.67	$11.53	$12.81	$10.99	$11.73
Income From Investment Operations:
Net investment income[1]	0.15	0.19	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.33	0.44	(0.81)	2.06	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.63	(0.60)	2.31	(0.13)
Less Distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.68)	(0.49)	(0.61)
Net Asset Value, End of Period	$11.65	$11.67	$11.53	$12.81	$10.99
Total Return[2]	4.29%	5.67%	(4.69)%	21.70%	(1.08)%
Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.99%	0.98%	0.89%
Net investment income	1.31%	1.60%	1.79%	2.15%	2.16%
Expense waiver/reimbursement[3]	1.03%	1.01%	0.94%	0.92%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,710	$65,555	$60,723	$76,602	$73,468
Portfolio turnover	67%	37%	35%	64%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.35	$11.22	$12.47	$10.70	$11.43
Income From Investment Operations:
Net investment income[1]	0.06	0.10	0.12	0.16	0.16
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.32	0.43	(0.79)	2.02	(0.37)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.53	(0.67)	2.18	(0.21)
Less Distributions:
Distributions from net investment income	(0.41)	(0.40)	(0.58)	(0.41)	(0.52)
Net Asset Value, End of Period	$11.32	$11.35	$11.22	$12.47	$10.70
Total Return[2]	3.44%	4.88%	(5.37)%	20.94%	(1.83)%
Ratios to Average Net Assets:
Net expenses	1.74%	1.74%	1.71%	1.69%	1.62%
Net investment income	0.58%	0.87%	1.08%	1.42%	1.44%
Expense waiver/reimbursement[3]	0.78%	0.76%	0.73%	0.72%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,444	$5,748	$6,998	$8,897	$13,456
Portfolio turnover	67%	37%	35%	64%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.29	$11.16	$12.42	$10.65	$11.38
Income From Investment Operations:
Net investment income[1]	0.06	0.10	0.12	0.16	0.16
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.32	0.43	(0.79)	2.01	(0.37)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.53	(0.67)	2.17	(0.21)
Less Distributions:
Distributions from net investment income	(0.41)	(0.40)	(0.59)	(0.40)	(0.52)
Net Asset Value, End of Period	$11.26	$11.29	$11.16	$12.42	$10.65
Total Return[2]	3.49%	4.90%	(5.41)%	20.93%	(1.80)%
Ratios to Average Net Assets:
Net expenses	1.74%	1.74%	1.71%	1.70%	1.62%
Net investment income	0.57%	0.87%	1.08%	1.43%	1.42%
Expense waiver/reimbursement[3]	0.78%	0.76%	0.73%	0.72%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,647	$12,828	$14,789	$19,270	$19,855
Portfolio turnover	67%	37%	35%	64%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $1,469,367 of investments in affiliated holdings (Note 5) (identified cost $72,571,077)		$72,512,278
Cash denominated in foreign currencies (identified cost $323,951)		325,638
Receivable for investments sold		1,773,473
Income receivable		829,282
Unrealized appreciation on foreign exchange contracts		108,289
Receivable for shares sold		79,229
TOTAL ASSETS		75,628,189
Liabilities:
Unrealized depreciation on foreign exchange contracts	$495,227
Payable for shares redeemed	154,714
Payable for portfolio accounting fees	66,831
Payable for auditing fees	29,200
Payable for transfer and dividend disbursing agent fees and expenses	18,455
Payable for shareholder services fee (Note 5)	17,079
Payable for distribution services fee (Note 5)	9,471
Payable for Directors'/Trustees' fees	2,097
Accrued expenses	34,877
TOTAL LIABILITIES		827,951
Net assets for 6,464,658 shares outstanding		$74,800,238
Net Assets Consist of:
Paid-in capital		$75,687,587
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(440,922)
Accumulated net realized loss on investments, options, futures contracts and foreign currency transactions		(2,564,128)
Undistributed net investment income		2,117,701
TOTAL NET ASSETS		$74,800,238
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($59,709,518 ÷ 5,126,200 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$11.65
Offering price per share (100/95.50 of $11.65)	$12.20
Redemption proceeds per share	$11.65
Class B Shares:
Net asset value per share ($3,444,066 ÷ 304,160 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$11.32
Offering price per share	$11.32
Redemption proceeds per share (94.50/100 of $11.32)	$10.70
Class C Shares:
Net asset value per share ($11,646,654 ÷ 1,034,298 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$11.26
Offering price per share	$11.26
Redemption proceeds per share (99.00/100 of $11.26)	$11.15
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Dividends received from affiliated holdings (Note 5)			$61,199
Interest			1,758,829
TOTAL INCOME			1,820,028
Expenses:
Investment adviser fee (Note 5)		$592,557
Administrative fee (Note 5)		187,589
Custodian fees		30,659
Transfer and dividend disbursing agent fees and expenses		106,188
Directors'/Trustees' fees		8,542
Auditing fees		34,757
Legal fees		8,214
Portfolio accounting fees		131,766
Distribution services fee (Note 5)		285,660
Shareholder services fee (Note 5)		194,418
Account administration fee (Note 2)		1,395
Share registration costs		60,802
Printing and postage		27,640
Insurance premiums		3,694
Miscellaneous		11,414
TOTAL EXPENSES		1,685,295
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(564,446)
Waiver of administrative fee	(33,210)
Waiver of distribution services fee	(153,524)
Reimbursement of other operating expenses	(17,640)
TOTAL WAIVERS AND REIMBURSEMENTS		(768,820)
Net expenses			916,475
Net investment income			903,553
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,711,015
Net realized loss on futures contracts			(7,820)
Realized gain distribution from affiliated investment company shares (Note 5)			6,398
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			493,013
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			2,202,606
Change in net assets resulting from operations			$3,106,159
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$903,553	$1,195,120
Net realized gain on investments, futures contracts, options and foreign currency transactions	1,709,593	2,195,091
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	493,013	588,040
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,106,159	3,978,251
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,800,481)	(2,526,538)
Class B Shares	(203,228)	(241,951)
Class C Shares	(459,262)	(517,357)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,462,971)	(3,285,846)
Share Transactions:
Proceeds from sale of shares	12,726,490	26,451,868
Net asset value of shares issued to shareholders in payment of distributions declared	2,471,354	2,270,736
Cost of shares redeemed	(24,171,207)	(27,794,838)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,973,363)	927,766
Change in net assets	(9,330,175)	1,620,171
Net Assets:
Beginning of period	84,130,413	82,510,242
End of period (including undistributed net investment income of $2,117,701 and $3,460,819, respectively)	$74,800,238	$84,130,413
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2012
1. Organization
Federated International Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one non-diversified portfolio, Federated International Bond Fund (the “Fund”). The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the year ended November 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,395
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At November 30, 2012, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $70,998. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $289,164 and $342,861, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund may buy or sell put and call options to manage currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2012, the Fund had no outstanding options contracts.
The average notional amount of purchased options held by the Fund throughout the period was $6,477. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$108,289	Unrealized depreciation on foreign exchange contracts	$495,227
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Interest rate contracts	$(7,820)	$(17,031)	$—	$(24,851)
Foreign exchange contracts	$—	$—	$441,742	$441,742
TOTAL	$(7,820)	$(17,031)	$441,742	$416,891
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(406,162)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. Capital Stock
The following tables summarize capital stock activity:
Year Ended November 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	905,663	$10,369,916	1,940,032	$23,150,393
Shares issued to shareholders in payment of distributions declared	175,264	1,962,956	153,969	1,715,217
Shares redeemed	(1,570,217)	(17,883,385)	(1,745,310)	(20,483,659)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(489,290)	$(5,550,513)	348,691	$4,381,951
Year Ended November 30	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	29,383	$328,059	117,038	$1,355,768
Shares issued to shareholders in payment of distributions declared	15,248	167,118	16,888	184,248
Shares redeemed	(246,798)	(2,754,157)	(251,500)	(2,880,681)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(202,167)	$(2,258,980)	(117,574)	$(1,340,665)
Year Ended November 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	184,249	$2,028,515	168,115	$1,945,707
Shares issued to shareholders in payment of distributions declared	31,310	341,280	34,187	371,271
Shares redeemed	(317,102)	(3,533,665)	(391,577)	(4,430,498)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(101,543)	$(1,163,870)	(189,275)	$(2,113,520)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(793,000)	$(8,973,363)	41,842	$927,766
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for foreign currency transactions, partnerships, short-term capital gains distributions from registered investment companies and discount accretion/premium amortization on debt securities.
For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,216,300	$(1,216,300)
Annual Shareholder Report

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$3,462,971	$3,285,846
As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,118,245
Net unrealized depreciation	$(461,092)
Capital loss carryforwards	$(2,544,502)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnership investments and discount accretion/premium amortization on debt securities.
At November 30, 2012, the cost of investments for federal tax purposes was $72,978,245. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $465,967. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,603,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,068,969.
At November 30, 2012, the Fund had a capital loss carryforward of $2,544,502 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$—	$43,872	$43,872
2014	$744,773	NA	$744,773
2015	$539,014	NA	$539,014
2016	$203,258	NA	$203,258
2017	$844,999	NA	$844,999
2018	$168,586	NA	$168,586
Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2012, the Adviser voluntarily waived $564,131 of its fee and voluntarily reimbursed $17,640 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $33,210 of its fee. The net fee paid to FAS was 0.195% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$153,449	$(153,449)
Class B Shares	35,343	—
Class C Shares	96,868	(75)
TOTAL	$285,660	$(153,524)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2012, FSC retained $16,552 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2012, FSC retained $7,187 in sales charges from the sale of Class A Shares. FSC also retained $14,957 and $1,272 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$150,347
Class B Shares	11,781
Class C Shares	32,290
TOTAL	$194,418
For the year ended November 30, 2012, FSSC received $1,828 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74% and 1.74% (the “Fee Limit”), respectively, up to but not including the later of (the
Annual Shareholder Report

“Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $315. Transactions involving the affiliated holdings during the year ended November 30, 2012, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	318,381	122,372	440,753
Purchases/Additions	10,419,251	6,956	10,426,207
Sales/Reductions	10,536,974	—	10,536,974
Balance of Shares Held 11/30/2012	200,658	129,328	329,986
Value	$200,658	$1,268,709	$1,469,367
Dividend Income	$559	$60,640	$61,199
Capital Gain Distribution	$—	$6,398	$6,398
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$51,870,812
Sales	$63,519,324
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated inTERNATIONAL series funds, inc. AND SHAREHOLDERS OF federated INTERNATIONAL bond fund:
We have audited the accompanying statement of assets and liabilities of Federated International Bond Fund (the “Fund”) (the sole portfolio of Federated International Series, Inc.), including the portfolio of investments, as of November 30, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Bond Fund, the sole portfolio of Federated International Series, Inc., at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,026.40	$5.02
Class B Shares	$1,000	$1,022.60	$8.80
Class C Shares	$1,000	$1,022.70	$8.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.05	$5.00
Class B Shares	$1,000	$1,016.30	$8.77
Class C Shares	$1,000	$1,016.30	$8.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “ Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Corporation comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: March 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: March 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: March 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: May 2006 Portfolio Manager since: July 2002	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since July 2002. He is Vice President of the Trust with respect to the Fund Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He is Vice President of the Trust with respect to the Fund. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED INTERNATIONAL BOND FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate
Annual Shareholder Report

contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated International Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420G408
CUSIP 31420G507
CUSIP 31420G606
3010401 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $30,200

Fiscal year ended 2011 - $29,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $36

Fiscal year ended 2011 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,277 and $32,433 respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $293,686

Fiscal year ended 2011 - $362,625

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013